Revenue (Details) - Schedule of Disaggregated Revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by Contract Type
Fixed price amount					$ 80,801	$ 68,487
Fixed price percentage					94.00%	94.00%
Time and materials amount					$ 5,145	$ 4,063
Time and materials percentage					6.00%	6.00%
Total	$ 17,993	$ 19,217	$ 36,229	$ 37,688	$ 85,946	$ 72,550
Total					100.00%	100.00%